Condensed Statements of Changes in Shareholders’ Equity - ILS (₪) ₪ in Thousands	Share capital and premium	Capital reserve in respect of share-based payment	Accumulated deficit	Total
Balance at Dec. 31, 2023	₪ 135,243	₪ 10,939	₪ (135,610)	₪ 10,572
Share-based payment		388		388
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	6,812			6,812
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	3,912			3,912
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	4,222			4,222
Exercise of restricted share units into ordinary shares	164	(164)
Comprehensive loss for the period			(16,284)	(16,284)
Balance at Jun. 30, 2024	150,353	11,163	(151,894)	9,622
Balance at Dec. 31, 2023	135,243	10,939	(135,610)	10,572
Share-based payment to employees		598		598
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	17,403			17,403
Repayment of promissory notes (principal and interest) through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	12,773			12,773
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	4,222			4,222
Exercise of restricted share units into ordinary shares	308	(308)
Comprehensive loss for the period			(34,938)	(34,938)
Balance at Dec. 31, 2024	169,949	11,229	(170,548)	10,630
Share-based payment		322		322
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	15,198			15,198
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	5,124			5,124
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	1,657			1,657
Exercise of restricted share units into ordinary shares	123	(123)
Comprehensive loss for the period			(16,119)	(16,119)
Balance at Jun. 30, 2025	₪ 192,051	₪ 11,428	₪ (186,667)	₪ 16,812